SCHEDULE OF ASSETS BASED ON THE REPORT (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Business Acquisition
IP technology	$ 4,000
Customer base	6,000
Total identifiable intangible assets	10,000
Goodwill	2,096,089	$ 2,096,089
Total	$ 2,106,089